united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Ultimus Fund Solutions, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 3/31

Date of reporting period: 9/30/23

Item 1. Reports to Stockholders.

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Hodges Fund

Retail Class (Symbol: HDPMX)

Small Cap Fund

Retail Class (Symbol: HDPSX)

Institutional Class (Symbol: HDSIX)

Small Intrinsic Value Fund

Retail Class (Symbol: HDSVX)

Blue Chip Equity Income Fund

Retail Class (Symbol: HDPBX)

Semi-Annual Report | September 30, 2023

Advised by:
Hodges Capital Management
2905 Maple Avenue
Dallas, Texas 75201

https://www.hodgesfunds.com/	1-866-811-0224

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Shareholder Letter	1
Portfolio Review	8
Schedules of Investments	12
Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	32
Notes to Financial Statements	37
Expense Examples	48
Approval of Investment Advisory Agreement	49
Additional Information	53
Privacy Notice	54

Hodges Funds Semi-Annual Shareholder Letter
October 06, 2023

The past six months proved mixed for most U.S. stocks as the market digested higher for longer interest rates and developing headwinds facing the consumer. The S&P 500 increased 5.18% in the six months ending September 30, 2023 and is up 21.6% over the past year. Gains in the broader market index has primarily resulted from momentum in a concentrated number of mega-cap growth stocks, with the top seven stocks in the S&P 500 making up 28% of the Index and amounting to roughly two-thirds of its return over the past year. As measured by the Russell 2000, small-caps lost 0.19% over the past six months, lagging due to their cyclical sensitivity and exposure to regional banks. Additionally, value stocks continued to underperform growth stocks in the face of economic uncertainty and tighter credit conditions. Despite a treacherous environment for stock picking, Three of the Hodges Mutual Funds outperformed their benchmarks in the six months ending September 30, 2023 and all four have outperformed over the past 12 months. Relative performance has been primarily attributed to careful individual stock selection, emphasizing companies with solid business fundamentals and reasonable valuations.

It’s been eighteen months since the Fed started its aggressive tightening cycle, which has led to a widely anticipated recession that has been slow to materialize. However, we are finally seeing some evidence of cracks in economic conditions as consumer credit card balances build and student loan payments resume. Although ample uncertainty surrounds the long-term trajectory of interest rates and inflation, near-term credit conditions are more restrictive, resulting in higher bond yields and lower PE multiples for stocks. According to the most recent data published by FactSet, the S&P 500 traded at approximately 17.9X forward earnings estimates at the end of September 2023 compared to 19.1X at the end of June and a 5-year average of 18.7X. The inverse of the current S&P 500 PE multiple reflects an earnings yield of 5.59%, which moved closer over the past six months to the rising 10-year Treasury yield of 4.58% at the end of the quarter. However, it is essential to consider that the PE multiple for the S&P 500 is deeply influenced by the information technology sector and those top seven stocks now known as the “Magnificent Seven” by Wall Street pundits.

At Hodges Capital, our process for individual stock selection involves a multitude of factors. However, three of the most important factors for individual stock selection in a rising interest rate environment are balance sheets, balance sheets, and balance sheets. This is not to diminish the importance of the future earnings trajectory and cash flow in our analysis. Moreover, the inevitable contraction in bank lending and tighter credit conditions will be challenging for companies with heavy debt burdens or business models dependent on easy access to low-cost credit. We would point out that many businesses have spent the past year cutting costs, scrutinizing capital expenditures, tightening supply chains, and cautiously managing inventories in anticipation of a slowdown. This sometimes creates opportunities for companies with conservative balance sheets, low-cost operations, and ample liquidity to weather a downturn and, in many cases, take market share from weak competitors.

Our recent discussions with public company management teams over the past few months suggest that supply chains are stable, and many input costs have recently moderated. Although the U.S. economy remains near full employment, consumer spending has become more erratic this year as excess savings built up during the pandemic are no longer a tailwind, and inflation curtails discretionary consumption of some goods and services. The housing market has slowed due to higher mortgage rates but is holding up better than feared in many regions of the U.S. due to a lack of existing homes for sale. Furthermore, many facets of manufacturing appear to be experiencing a renaissance due to onshoring and nearshoring supply chains and increased infrastructure-related spending. It is also important to note that not every economic slowdown looks the same, and not every business will be affected the same by potential macro headwinds. In this environment, active portfolio management becomes essential to navigate quickly changing business conditions across many sectors and position portfolios to potentially benefit from shifting economic trends and structural changes across different industries.

As we enter October, our portfolios remain laser -focused on fundamental investing and individual stock selection. Our investing approach involves spending little time predicting short-term fluctuations in interest rates, foreign currencies, or commodity prices. Instead, we pay close attention to prevailing prices and, more importantly, the pricing power that our portfolio companies exhibit within the goods and services they produce. For many businesses, tighter credit conditions and a slowdown in demand could adversely impact profit margins and revenues in the months ahead. As a result, the investment team at Hodges Capital is rigorously looking for bargains in businesses that we believe are well-run and control their destiny by relying on ingenuity and well-calculated business decisions rather than day-to-day momentum in the economy or stock market. Despite challenging macro conditions, we are overweighting our portfolios with growth and value stocks that we expect to create long-term shareholder value in today’s environment.

In these uncertain times, we want to reassure our valued investors in the Hodges Funds that our fundamental investment approach remains steadfast. Our commitment to identifying companies with strong business operations, exceptional management teams, and fair valuations remains unwavering. Moreover, we view the current landscape as an opportune moment for our portfolio managers to meticulously handpick individual stocks that we believe will yield lasting value for our shareholders. Your trust in us means everything, and we’re dedicated to upholding our investment discipline.

Returns (Retail Class) as of

09/30/2023:

	6 Mo	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Incep.
Hodges Small Cap Fund
(HDPSX) 12/18/2007	1.36%	19.02%	18.13%	5.31%	6.93%	8.77%
Russell 2000® Return Index	-0.19%	8.93%	7.16%	2.40%	6.65%	7.08%

Hodges Fund
(HDPMX) 10/09/1992	6.87%	30.11%	14.72%	4.68%	7.40%	9.25%
S&P 500® Index	5.18%	21.62%	10.15%	9.92%	11.91%	10.07%

Small Intrinsic Value Fund
(HDSVX) 12/26/2013	1.85%	13.42%	20.83%	7.19%	n/a	8.02%
Russell 2000® Value Return Index	0.13%	7.84%	13.32%	2.59%	n/a	5.39%
Russell 2000® Index	-0.19%	8.93%	7.16%	2.40%	n/a	5.92%

Blue Chip Equity Income Fund
(HDPBX) 09/10/2009	4.52%	24.36%	9.71%	9.43%	10.49%	10.90%
Russell 1000® Total Return Index	5.16%	21.19%	9.53%	9.63%	11.63%	12.68%

Average Annualized

	HDPSX	HDPMX	HDSVX	HDPBX
Gross Expense Ratio	1.40%	1.35%	1.87%	1.58%
Net Expense Ratio	1.40%*	1.18%*	1.29%*	1.30%*

* The Advisor has contractually agreed to reduce its fees at least until September 30, 2025. This figure excludes Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses. The Advisor is permitted, with Board approval, to be reimbursed for fee reduction and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. Please see prospectus for details.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 866-811-0224.

The Funds impose a 1.00% redemption fee on shares held for thirty days or less (60 days or less for Institutional Class shares). Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced. Performance reflected is net of all other fees and expenses.

Hodges Small Cap Fund (HDPSX)

The return for the Hodges Small Cap Fund amounted to a gain of 1.36% in the past six months of 2023, compared to a loss of 0.19% for the Russell 2000 Index. The Small Cap Fund’s one-year performance on September 30, 2023, amounted to a gain of 19.02% compared to 8.93% for the Russell 2000 Index during the same period. Although small-cap stocks have again underperformed large-cap stocks this year, we view the current risk-reward for holding quality small-cap stocks as attractive. While small-cap stocks tend to experience greater volatility during market turmoil, we expect this segment to generate above-average relative risk-adjusted returns over the long term.

The Hodges Small Cap Fund remains well diversified across industrials, transportation, healthcare, technology, and consumer -related names, which we expect to contribute to the Fund’s long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established new positions with an attractive risk/reward profile. The Fund had a total of 40 positions on September 30, 2023. The top ten holdings amounted to 37.67% of the Fund’s holdings and included Matador Resources (MTDR), SM Energy Co (SM), Eagle Materials Inc (EXP), Texas Pacific Land Corp (TPL), Encore Wire Corp (WIRE), On Holding (ONON), Cleveland-Cliffs Inc (CLF), Kimball Electronics Inc (KE), Taylor Morrison Home Corp (TMHC), and Vista Outdoor Inc (VSTO).

Hodges Small Cap Fund vs Russell 2000 Return Index

As of 09/30/2023

Inception: 12/18/2007 Annualized

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 866-811-0224.

Hodges Fund (HDPMX)

The Hodges Fund’s six month 2023 return amounted to a gain of 6.87% compared to a gain of 5.18% for the S&P 500 Index. The one-year return for the period ending September 30, 2023, amounted to a gain of 30.11% compared to an increase of 21.62% for the S&P 500 Index. Although the portfolio has been underweight among the seven largest momentum stocks in the S&P 500, positive performance over the past twelve months has been attributed to a handful of industrial, energy, and technology stocks. The Hodges Fund’s turnover was again elevated in the recent quarter to take advantage of volatile market conditions. We have upgraded many portfolio holdings into stocks that we believe offer above-average returns relative to their downside risks over the next twelve to eighteen months.

The Hodges Fund’s portfolio managers remain laser-focused on investments where we have the highest conviction based on fundamentals and relative valuations. The number of positions held in the Fund at the end of September was 40. On September 30, 2023, the top ten holdings represented 47.19% of the Fund’s holdings. They included Matador Resources Co (MTDR), Uber Technologies (UBER), Encore Wire Corp (WIRE), On Semiconductor (ON), Texas Pacific Land Corp (TPL), Shift4 Payments Inc (FOUR), DraftKings Inc (DKNG), On Holding (ONON), Upland Software Inc (UPLD), and Micron Technology Inc (MU).

Hodges Fund vs S&P 500 Index

As of 09/30/2023

Inception: 10/09/1992 Annualized

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 866-811-0224.

Hodges Small Intrinsic Value Fund (HDSVX)

The Hodges Small Intrinsic Value Fund experienced a gain of 1.85% in the last six months of 2023 compared to a gain of 0.13% for its benchmark, the Russell 2000 Value Index. The Fund’s twelve-month returns amounted to 13.42% compared to 7.84% for the Russell 2000 Value Index. The Fund’s solid relative performance over the past year has been attributed to several of the Fund’s material, energy, and industrial stocks. The number of positions in the Fund decreased from 49 to 48 during the recent quarter. The top 10 holdings at the end of September included Eagle Materials Inc (EXP), Triumph Financial Inc (TFIN), Vista Outdoor Inc (VSTO), Shoe Carnival Inc (SCVL), Chord Energy Corp (CHRD), Hilltop Holdings Inc (HTH), Taylor Morrison Home Corp (TMHC), Ethan Allen Interiors Inc (ETD), Texas Capital Bancshares Inc (TCBI), and Propetro Holding Corp (PUMP).

Hodges Small Intrinsic Value Fund vs

Russell 2000 Value Return Index & Russell 2000 Index

As of 09/30/2023

Inception: 12/26/2013 Annualized

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 866-811-0224.

Hodges Blue Chip Equity Income Fund (HDPBX)

The Hodges Blue Chip Equity Income Fund was up 4.52% in the past six months, compared to a gain of 5.16% for its benchmark, the Russell 1000 Total Return Index. The return for the twelve months ending September 30, 2023, amounted to 24.36% compared to a gain of 21.19% for the Russell 1000 Total Return Index. Laging relative performance in the past six months was attributed to sector allocation among energy and technology. However, the current investing landscape offers attractive, high-quality, dividend-paying stocks with solid upside potential. We expect underleveraged balance sheets and corporate profits across most blue-chip stocks to support stable dividends over the next several years. The Blue Chip Equity Income Fund remains well-diversified in companies that we believe can generate above-average income and total returns on a risk-adjusted basis. The number of positions held in the Fund at the end of the recent quarter was 31. The top ten holdings at the end of the quarter represented 44.60% of the Fund’s holdings and included Apple Inc (AAPL), Microsoft Corp (MSFT), Exxon Mobil Corp (XOM), Nvidia (NVDA), Novo Nordisk (NVO), Deere & Co (DE), Tesla (TSLA), Goldman Sachs Group Inc (GS), Costco Wholesale (COST), and Walmart Inc (WMT).

Hodges Blue Chip Equity Income Fund vs

Russell 1000 Total Return Index

As of 09/30/2023

Inception: 09/10/2009 Annualized

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 866-811-0224.

In conclusion, we remain optimistic regarding the long-term investment opportunities surrounding the Hodges Mutual Funds. By offering four distinct mutual fund strategies covering most segments of the domestic equity market, we can serve most financial advisors and individual investors’ diverse needs. Our entire investment team is rigorously studying companies, meeting with management teams, observing trends, and navigating today’s ever-changing financial markets. Feel free to contact us directly if we can address any specific questions.

The above discussion is based on the opinions of Eric Marshall, CFA, and is subject to change. It is not intended to be a forecast of future events, a guarantee of future results, and is not a recommendation to buy or sell any security. The Hodges Funds ’ portfolio composition and company ownership are subject to daily change.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The statutory and summary prospectuses contain this and other important information about the Hodges Funds, and it may be obtained by calling 866-811-0224, or visiting hodgescapital.com/mutual-funds. Read it carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Investments in small and medium capitalization companies involve additional risks such as limited liquidity and greater volatility. Funds that are non-diversified are more exposed to individual stock volatility than a diversified fund. Investments in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery, involve greater risk.

Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may be appropriately priced or overvalued.

Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general. The Russell 1000 Total Return Index is a subset of the Russell 3000 Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 2500 Index consists of the smallest 2,500 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 3000 Index is a stock index consisting of the 3000 largest publicly listed companies, representing about 98% of the total capitalization of the entire U.S. stock market. You cannot invest directly in an index. The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

Cash Flow: A revenue or expense stream that changes a cash account over a given period.

Price/earnings (P/E): The most common measure of how expensive a stock is.

Earnings Growth is not a measure of the Fund’s future performance.

Hodges Capital Management is the Advisor to the Hodges Funds.

The Hodges Funds are distributed by Northern Lights Distributors, LLC.

HODGES CAPITAL MANAGEMENT 2905 Maple Avenue • Dallas, Texas 75201 • 888-878-4426 • www.hodgescapital.com

17496390-NLD 10/17/2023	Copyright © 2023 Hodges Capital Management. All rights reserved. 6/30/2023

HODGES FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmark:

				Annualized
						Since Inception
	Six Month	One Year	Three Year	Five Year	Ten Year	(10/9/92)
Hodges Fund - Retail Class	6.87%	30.11%	14.72%	4.68%	7.40%	9.25%
S&P 500® Index**	5.18%	21.62%	10.15%	9.92%	11.91%	10.07%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.35% for Retail Class shares per the September 25, 2023, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.18% for Retail Class shares. For performance information current to the most recent month-end, please call toll-free 1-866-811-0224.

**	The S&P 500® Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Sector Holdings as of September 30, 2023 (as a percentage of net assets)	% of Net Assets
Semiconductors	12.3%
Oil & Gas Producers	11.5%
Metals & Mining	11.2%
Leisure Facilities & Services	10.3%
Internet Media & Services	9.9%
Software	6.3%
Real Estate Investment Trusts	4.7%
Technology Services	3.9%
Call Options Purchased	3.9%
Apparel & Textile Products	3.5%
Other[1]	22.1%
Other Assets less Liabilities	0.4%
100.0%

[1]	Other represents less than 3.5% weightings in the following categories: Asset Management, Construction Materials, E-Commerce Discretionary, Home Construction, Leisure Products, Machinery, Oil & Gas Services & Equipment, Retail - Discretionary, Steel, Technology Hardware and Transportation & Logistics.

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

SMALL CAP FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmark:

					Annualized
						Since Inception	Since Inception
	Six Month	One Year	Three Year	Five Year	Ten Year	12/18/2007	12/12/2008
Small Cap Fund - Retail Class	1.36%	19.02%	18.13%	5.31%	6.93%	8.77%	N/A
Small Cap Fund - Institutional Class	1.42%	19.33%	18.42%	5.57%	7.22%	N/A	14.31%
Russell 2000® Index**	(0.19)%	8.93%	7.16%	2.40%	6.65%	7.08%	10.97%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.40% for Retail Class shares per the September 25, 2023, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-811-0224.

**	The Russell 2000® Index is a stock market index that measures the performance of the largest 2,000 small-cap companies in the United States. Investors cannot invest directly in an index.

Sector Holdings as of September 30, 2023 (as a percentage of net assets)	% of Net Assets
Oil & Gas Producers	13.7%
Retail - Discretionary	9.9%
Metals & Mining	6.6%
Leisure Products	6.4%
Leisure Facilities & Services	5.5%
Banking	5.2%
Construction Materials	4.7%
Transportation & Logistics	4.6%
Semiconductors	4.4%
Medical Equipment & Devices	4.2%
Other[1]	34.7%
Other Assets less Liabilities	0.1%
100.0%

[1]	Other represents less than 4.2% weightings in the following categories: Apparel & Textile Products, Commercial Support Services, Containers & Packaging, Electrical Equipment, Entertainment Content, Food, Health Care Facilities & Services, Home Construction, Household Products, Industrial Support Services, Machinery, Real Estate Investment Trusts, Retail - Consumer Staples, Software, Steel, Technology Hardware and Technology Services.

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

SMALL INTRINSIC VALUE FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmark:

			Annualized
	Six Month	One Year	Three Year	Five Year	Since Inception
Small Intrinsic Value Fund - Retail Class	1.85%	13.42%	20.83%	7.19%	8.02%
Russell 2000® Index**	(0.19)%	8.93%	7.16%	2.40%	5.92%
Russell 2000® Value Index***	0.13%	7.84%	13.32%	2.59%	5.39%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.87% for Retail Class shares per the September 25, 2023, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.29% for Retail Class shares. For performance information current to the most recent month-end, please call toll-free 1-866-811-0224.

**	The Russell 2000® Index is a stock market index that measures the performance of the largest 2,000 small-cap companies in the United States. Investors cannot invest directly in an index.

**	The Russell 2000® Value Index is a stock market index that measures the performance of the largest 2,000 small-cap companies in the United States. This index focuses on companies with lower forecasted growth values compared to the Russell 2000® Index. Investors cannot invest directly in an index.

Sector Holdings as of September 30, 2023 (as a percentage of net assets)	% of Net Assets
Banking	15.9%
Retail - Discretionary	9.6%
Leisure Products	6.1%
Oil & Gas Producers	5.0%
Oil & Gas Services & Equipment	4.9%
Food	4.6%
Metals & Mining	4.5%
Construction Materials	4.5%
Technology Hardware	4.5%
Home Construction	4.0%
Other[1]	30.3%
Other Assets less Liabilities	6.1%
100.0%

[1]	Other represents less than 4.0% weightings in the following categories: Commercial Support Services, E-Commerce Discretionary, Electrical Equipment, Engineering & Construction, Industrial Intermediate Products, Industrial Support Services, Insurance, Leisure Facilities & Services, Machinery, Medical Equipment & Devises, Real Estate Owners & Developers, Retail - Consumer Staples, Steel, Technology Services, Transportation & Logistics, Transportation Equipment and Wholesale - Consumer Staples.

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

BLUE CHIP EQUITY INCOME FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmark:

				Annualized
	Six Month	One Year	Three Year	Five Year	Ten Year	Since Inception
Blue Chip Equity Income Fund - Retail Class	4.52%	24.36%	9.71%	9.43%	10.49%	10.90%
Russell 1000® Index**	5.16%	21.19%	9.53%	9.63%	11.63%	12.68%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.58% for Retail Class shares per the September 25, 2023, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.30% for Retail Class shares. For performance information current to the most recent month-end, please call toll-free 1-866-811-0224.

**	The Russell 1000® Index is a market index that tracks the 1000 largest companies by market capitalization in the United States. Investors cannot invest directly in an index.

Sector Holdings as of September 30, 2023 (as a percentage of net assets)	% of Net Assets
Oil & Gas Producers	12.7%
Biotech & Pharma	9.4%
Semiconductors	7.4%
Retail-Consumer Staples	7.4%
Machinery	7.1%
Institutional Financial Services	6.9%
Technology Hardware	5.6%
Retail - Discretionary	5.3%
Software	5.2%
Automotive	4.1%
Other/Cash Equivalents	28.9%
100.0%

[1]	Other represents less than 4.1% weightings in the following categories: Asset Management, Banking, Beverages, Diversified Industrials, E-Commerce Discretionary, Insurance, Leisure Facilities & Services, Oil & Gas Services & Equipment and Transportation & Logistics.

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7%
	APPAREL & TEXTILE PRODUCTS - 3.5%
200,000	On Holding A.G.(a)	$5,564,000

	ASSET MANAGEMENT - 2.5%
40,000	Charles Schwab Corporation	2,196,000
150,000	P10, Inc.	1,747,500
		3,943,500
	CONSTRUCTION MATERIALS - 2.1%
20,000	Eagle Materials, Inc.	3,330,400

	E-COMMERCE DISCRETIONARY - 1.6%
500,000	Solo Brands, Inc., Class A(a)	2,550,000

	ENGINEERING & CONSTRUCTION - 0.9%
20,000	Arcosa, Inc.	1,438,000

	HOME CONSTRUCTION - 0.2%
450,000	Dixie Group, Inc.(a)	310,050

	INTERNET MEDIA & SERVICES - 9.9%
30,000	Airbnb, Inc.(a)	4,116,300
250,000	Uber Technologies, Inc.(a)	11,497,500
		15,613,800
	LEISURE FACILITIES & SERVICES - 10.3%
225,000	Cinemark Holdings, Inc.(a)	4,128,750
200,000	DraftKings, Inc., Class A(a)	5,888,000
235,000	Norwegian Cruise Line Holdings Ltd.(a)	3,872,800
25,000	Wynn Resorts Ltd.	2,310,250
		16,199,800
	LEISURE PRODUCTS - 2.4%
275,000	Topgolf Callaway Brands Corporation(a)	3,806,000

	MACHINERY - 2.1%
100,000	Symbotic, Inc., Class A(a)	3,343,000

See accompanying notes to financial statements.

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	METALS & MINING - 11.2%
300,000	Cleveland-Cliffs, Inc.(a)	$4,689,000
45,000	Encore Wire Corporation	8,210,700
125,000	Freeport-McMoRan, Inc.	4,661,250
		17,560,950
	OIL & GAS PRODUCERS - 11.5%
40,000	Chesapeake Energy Corporation	3,449,200
200,000	Matador Resources Company	11,896,000
195,000	Permian Resources Corporation	2,722,200
		18,067,400
	OIL & GAS SERVICES & EQUIPMENT - 2.4%
350,000	ProPetro Holding Corporation(a)	3,720,500

	REAL ESTATE INVESTMENT TRUSTS - 4.7%
4,000	Texas Pacific Land Corporation	7,294,240

	RETAIL - DISCRETIONARY - 1.6%
20,000	Builders FirstSource, Inc.(a)	2,489,800

	SEMICONDUCTORS - 12.3%
75,000	Coherent Corporation(a)	2,448,000
75,000	Micron Technology, Inc.	5,102,250
10,000	NVIDIA Corporation	4,349,900
80,000	ON Semiconductor Corporation(a)	7,436,000
		19,336,150
	SOFTWARE - 6.3%
80,000	Twilio, Inc., Class A(a)	4,682,400
1,139,000	Upland Software, Inc.(a)	5,262,180
		9,944,580
	STEEL - 1.1%
35,000	Commercial Metals Company	1,729,350

	TECHNOLOGY HARDWARE - 2.6%
150,000	NCR Corporation(a)	4,045,500

See accompanying notes to financial statements.

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares						Fair Value
	COMMON STOCKS — 95.7% (Continued)
	TECHNOLOGY SERVICES - 3.9%
110,000	Shift4 Payments, Inc.(a)					$6,090,700

	TRANSPORTATION & LOGISTICS - 2.6%
850,000	Frontier Group Holdings, Inc.(a)					4,114,000

	TOTAL COMMON STOCKS (Cost $114,966,910)					150,491,720

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 3.9%
500	Alphabet, Inc.	USB	01/19/2024	$115	$6,592,500	1,070,000
30	Booking Holdings, Inc.	USB	11/17/2023	2,500	9,251,850	1,847,100
500	CyberArk Software Ltd.	USB	10/20/2023	130	8,188,500	1,705,000
500	Novo Nordisk A/S	USB	10/20/2023	63	4,547,000	1,432,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $5,134,220)					6,054,600

	TOTAL INVESTMENTS - 99.6% (Cost $120,101,130)					$156,546,320
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%					635,735
	NET ASSETS - 100.0%					$157,182,055

A/S	- Anonim Sirketi

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

USB	- US Bank

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9%
	APPAREL & TEXTILE PRODUCTS - 3.1%
185,000	On Holding A.G.(a)	$5,146,700

	BANKING - 5.2%
150,000	Hilltop Holdings, Inc.	4,254,000
80,000	Independent Bank Group, Inc.	3,164,000
25,000	Prosperity Bancshares, Inc.	1,364,500
		8,782,500
	COMMERCIAL SUPPORT SERVICES - 2.0%
132,348	Distribution Solutions Group, Inc.(a)	3,441,048

	CONSTRUCTION MATERIALS - 4.7%
48,000	Eagle Materials, Inc.	7,992,960

	CONTAINERS & PACKAGING - 2.1%
160,000	Graphic Packaging Holding Company	3,564,800

	ELECTRICAL EQUIPMENT - 3.0%
181,480	Kimball Electronics, Inc.(a)	4,968,922

	ENTERTAINMENT CONTENT - 2.4%
100,000	AppLovin Corporation(a)	3,996,000

	FOOD - 0.9%
450,000	SunOpta, Inc.(a)	1,516,500

	HEALTH CARE FACILITIES & SERVICES - 1.3%
55,000	Option Care Health, Inc.(a)	1,779,250
5,000	US Physical Therapy, Inc.	458,650
		2,237,900
	HOME CONSTRUCTION - 2.8%
110,000	Taylor Morrison Home Corporation(a)	4,687,100

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HOUSEHOLD PRODUCTS - 2.1%
32,500	elf Beauty, Inc.(a)	$3,569,475

	INDUSTRIAL SUPPORT SERVICES - 0.9%
130,000	Alta Equipment Group, Inc.	1,567,800

	LEISURE FACILITIES & SERVICES - 5.5%
225,000	Cinemark Holdings, Inc.(a)	4,128,750
200,000	Norwegian Cruise Line Holdings Ltd.(a)	3,296,000
20,000	Texas Roadhouse, Inc.	1,922,000
		9,346,750
	LEISURE PRODUCTS - 6.4%
25,000	Brunswick Corporation	1,975,000
300,000	Topgolf Callaway Brands Corporation(a)	4,152,000
140,000	Vista Outdoor, Inc.(a)	4,636,800
		10,763,800
	MACHINERY - 1.3%
13,000	Alamo Group, Inc.	2,247,180

	MEDICAL EQUIPMENT & DEVICES - 4.2%
190,000	Bausch + Lomb Corporation(a)	3,220,500
125,000	Inmode Ltd.(a)	3,807,500
		7,028,000
	METALS & MINING - 6.6%
325,000	Cleveland-Cliffs, Inc.(a)	5,079,750
33,000	Encore Wire Corporation	6,021,180
		11,100,930
	OIL & GAS PRODUCERS - 13.7%
175,000	Matador Resources Company	10,409,000
300,000	Permian Resources Corporation	4,188,000
215,000	SM Energy Company	8,524,750
		23,121,750
	REAL ESTATE INVESTMENT TRUSTS - 3.7%
3,400	Texas Pacific Land Corporation	6,200,104

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	RETAIL - CONSUMER STAPLES - 1.1%
45,000	Sprouts Farmers Market, Inc.(a)	$1,926,000

	RETAIL - DISCRETIONARY - 9.9%
40,000	Academy Sports & Outdoors, Inc.	1,890,800
95,000	Ethan Allen Interiors, Inc.	2,840,500
14,000	Group 1 Automotive, Inc.	3,761,940
15,000	RH(a)	3,965,400
175,000	Shoe Carnival, Inc.	4,205,250
		16,663,890
	SEMICONDUCTORS - 4.4%
75,000	Coherent Corporation(a)	2,448,000
40,000	Diodes, Inc.(a)	3,153,600
70,000	Semtech Corporation(a)	1,802,500
		7,404,100
	SOFTWARE - 0.6%
200,000	Upland Software, Inc.(a)	924,000

	STEEL - 2.8%
20,000	Carpenter Technology Corporation	1,344,200
67,000	Commercial Metals Company	3,310,470
		4,654,670
	TECHNOLOGY HARDWARE - 3.1%
130,000	Knowles Corporation(a)	1,925,300
125,000	NCR Corporation(a)	3,371,250
		5,296,550
	TECHNOLOGY SERVICES - 1.5%
45,000	Shift4 Payments, Inc.(a)	2,491,650

	TRANSPORTATION & LOGISTICS - 4.6%
100,000	Alaska Air Group, Inc.(a)	3,708,000
50,000	Kirby Corporation(a)	4,140,000
		7,848,000

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
Fair Value

TOTAL COMMON STOCKS (Cost $115,204,298)	$168,489,079

TOTAL INVESTMENTS - 99.9% (Cost $115,204,298)	$168,489,079
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	190,579
NET ASSETS - 100.0%	$168,679,658

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 93.9%
	BANKING - 15.9%
10,000	BancFirst Corporation	$867,300
44,800	Hilltop Holdings, Inc.	1,270,528
48,500	Home BancShares, Inc.	1,015,590
19,300	Independent Bank Group, Inc.	763,315
20,000	Texas Capital Bancshares, Inc.(a)	1,178,000
25,000	Triumph Financial, Inc.(a)	1,619,750
		6,714,483
	COMMERCIAL SUPPORT SERVICES - 0.9%
46,300	GEO Group, Inc.(a)	378,734

	CONSTRUCTION MATERIALS - 4.5%
11,400	Eagle Materials, Inc.	1,898,328

	E-COMMERCE DISCRETIONARY - 1.1%
91,704	Solo Brands, Inc., Class A(a)	467,690

	ELECTRICAL EQUIPMENT - 2.7%
41,200	Kimball Electronics, Inc.(a)	1,128,056

	ENGINEERING & CONSTRUCTION - 1.3%
91,600	Southland Holdings, Inc.(a)	556,012

	FOOD - 4.6%
4,300	John B Sanfilippo & Son, Inc.	424,840
200,500	SunOpta, Inc.(a)	675,685
18,900	TreeHouse Foods, Inc.(a)	823,662
		1,924,187
	HOME CONSTRUCTION - 4.0%
10,900	Griffon Corporation	432,403
29,500	Taylor Morrison Home Corporation(a)	1,256,995
		1,689,398
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.2%
20,000	AZZ, Inc.	911,600

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 93.9% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.7%
34,300	Alta Equipment Group, Inc.	$413,658
2,400	Herc Holdings, Inc.	285,456
		699,114
	INSURANCE - 1.0%
25,850	Tiptree, Inc.	433,246

	LEISURE FACILITIES & SERVICES - 2.0%
46,600	Cinemark Holdings, Inc.(a)	855,110

	LEISURE PRODUCTS - 6.1%
14,000	Brunswick Corporation	1,106,000
44,600	Vista Outdoor, Inc.(a)	1,477,152
		2,583,152
	MACHINERY - 1.5%
20,500	Ichor Holdings Ltd.(a)	634,680

	MEDICAL EQUIPMENT & DEVICES - 1.9%
48,100	Bausch + Lomb Corporation(a)	815,295

	METALS & MINING - 4.5%
60,000	Cleveland-Cliffs, Inc.(a)	937,800
5,300	Encore Wire Corporation	967,038
		1,904,838
	OIL & GAS PRODUCERS - 5.0%
8,200	Chord Energy Corporation	1,328,974
6,600	Gulfport Energy Corporation(a)	783,156
		2,112,130
	OIL & GAS SERVICES & EQUIPMENT - 4.9%
39,700	Atlas Energy Solutions, Inc., Class	882,531
110,000	ProPetro Holding Corporation(a)	1,169,300
		2,051,831
	REAL ESTATE OWNERS & DEVELOPERS - 2.6%
40,000	Stratus Properties, Inc.	1,096,000

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 93.9% (Continued)
	RETAIL - CONSUMER STAPLES - 1.1%
11,000	Sprouts Farmers Market, Inc.(a)	$470,800

	RETAIL - DISCRETIONARY - 9.6%
6,300	Builders FirstSource, Inc.(a)	784,287
41,000	Ethan Allen Interiors, Inc.	1,225,900
58,700	Shoe Carnival, Inc.	1,410,561
24,450	Sleep Number Corporation(a)	601,226
		4,021,974
	SEMICONDUCTORS - 3.9%
11,800	Diodes, Inc.(a)	930,312
34,800	Photronics, Inc.(a)	703,308
		1,633,620
	STEEL - 1.1%
9,565	Commercial Metals Company	472,607

	TECHNOLOGY HARDWARE - 4.5%
33,600	Aviat Networks, Inc.(a)	1,048,320
31,300	NCR Corporation(a)	844,161
		1,892,481
	TECHNOLOGY SERVICES - 0.9%
150,000	Research Solutions Inc(a)	370,500

	TRANSPORTATION & LOGISTICS - 1.7%
47,900	Navigator Holdings Ltd.	707,483

	TRANSPORTATION EQUIPMENT - 1.5%
29,100	Blue Bird Corporation(a)	621,285

	WHOLESALE - CONSUMER STAPLES - 1.2%
20,500	Calavo Growers, Inc.	517,215

	TOTAL COMMON STOCKS (Cost $35,040,239)	39,561,849

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(b)
	ENGINEERING & CONSTRUCTION - 0.0% (b)
25,000	Southland Holdings, Inc. (Cost $15,185)	09/02/2026	$11.50	$17,205

	TOTAL INVESTMENTS – 93.9% (Cost $35,055,424)			$39,579,054
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%			2,583,585
	NET ASSETS - 100.0%			$42,162,639

Ltd.	- Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.5%
	ASSET MANAGEMENT - 2.3%

15,000	Charles Schwab Corporation	$823,500

	AUTOMOTIVE - 4.1%
6,000	Tesla, Inc.(a)	1,501,320

	BANKING - 2.8%
7,000	JPMorgan Chase & Company	1,015,140

	BEVERAGES - 3.3%
7,000	PepsiCo, Inc.	1,186,080

	BIOTECH & PHARMA - 9.4%
5,000	AbbVie, Inc.	745,300
10,000	Merck & Co., Inc.	1,029,500
18,000	Novo Nordisk A/S - ADR	1,636,920
		3,411,720
	DIVERSIFIED INDUSTRIALS - 2.6%
10,000	3M Company	936,200

	E-COMMERCE DISCRETIONARY - 2.8%
8,000	Amazon.com, Inc.(a)	1,016,960

	INSTITUTIONAL FINANCIAL SERVICES - 6.9%
4,500	Goldman Sachs Group, Inc.	1,456,065
13,000	Morgan Stanley	1,061,710
		2,517,775
	INSURANCE - 2.9%
5,000	Chubb Ltd.	1,040,900

	LEISURE FACILITIES & SERVICES - 2.9%
4,000	McDonald’s Corporation	1,053,760

	MACHINERY - 7.1%
4,000	Caterpillar, Inc.	1,092,000

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	MACHINERY - 7.1% (Continued)
4,000	Deere & Company	$1,509,520
		2,601,520
	OIL & GAS PRODUCERS - 12.7%
10,000	ConocoPhillips	1,198,000
15,000	Exxon Mobil Corporation	1,763,700
15,000	ONEOK, Inc.	951,450
6,000	Phillips 66	720,900
		4,634,050
	OIL & GAS SERVICES & EQUIPMENT - 2.7%
17,000	Schlumberger Ltd	991,100

	RETAIL - CONSUMER STAPLES - 7.4%
2,500	Costco Wholesale Corporation	1,412,400
8,000	Walmart, Inc.	1,279,440
		2,691,840
	RETAIL - DISCRETIONARY - 5.3%
3,250	Home Depot, Inc.	982,020
4,500	Lowe’s Companies, Inc.	935,280
		1,917,300
	SEMICONDUCTORS - 7.4%
4,000	NVIDIA Corporation	1,739,960
6,000	Texas Instruments, Inc.	954,060
		2,694,020
	SOFTWARE - 5.2%
6,000	Microsoft Corporation	1,894,500

	TECHNOLOGY HARDWARE - 5.6%
12,000	Apple, Inc.	2,054,520

	TRANSPORTATION & LOGISTICS - 3.1%
5,500	Union Pacific Corporation	1,119,965

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
Fair Value

TOTAL COMMON STOCKS (Cost $24,711,554)	$35,102,170

TOTAL INVESTMENTS - 96.5% (Cost $24,711,554)	$35,102,170
OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%	1,271,810
NET ASSETS - 100.0%	$36,373,980

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

Ltd.	- Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

			Small Intrinsic	Blue Chip Equity
	Hodges Fund	Small Cap Fund	Value Fund	Income Fund
ASSETS:
Investments in securities, at cost	$120,101,130	$115,204,298	$35,055,424	$24,711,554
Investments in securities, at value	156,546,320	168,489,079	39,579,054	35,102,170
Cash	53,310	310,142	2,682,110	1,317,090
Receivable for fund shares sold	275	17,174	3,366	—
Dividends and interest receivable	30,699	45,350	9,200	27,128
Receivable for securities sold	2,121,074	677,435	54,522	—
Due from advisor	—	—	17,131	—
Total Assets	158,751,678	169,539,180	42,345,383	36,446,388

LIABILITIES:
Payable for fund shares redeemed	22,582	126,237	—	1,043
Payable for securities purchased	1,228,119	467,091	101,560	—
Accrued advisory fee	48,691	72,348	—	4,026
Payable to related parties	37,291	38,374	14,142	13,170
Interest Expense - Line of Credit	—	719	121	2
Distribution (12b-1) fees payable	152,415	77,996	29,064	25,348
Dividends Payable	—	—	—	2,296
Other accrued expenses	80,525	76,757	37,857	26,523
Total Liabilities	1,569,623	859,522	182,744	72,408
NET ASSETS	$157,182,055	$168,679,658	$42,162,639	$36,373,980

COMPONENTS OF NET ASSETS
Paid in capital	$116,932,852	$103,436,154	$37,677,062	$27,013,444
Total distributable earnings	40,249,203	65,243,504	4,485,577	9,360,536
NET ASSETS	$157,182,055	$168,679,658	$42,162,639	$36,373,980

NET ASSET VALUE PER SHARE
RETAIL CLASS SHARES
Net assets	$157,182,055	$132,026,684	$42,162,639	$36,373,980
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,863,336	6,803,689	2,465,938	1,937,657
Net asset value, offering and redemption price per share	$54.89	$19.41	$17.10	$18.77
INSTITUTIONAL CLASS SHARES
Net assets	$—	$36,652,974	$—	$—
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	—	1,766,305	—	—
Net asset value, offering and redemption price per share	$—	$20.75	$—	$—

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023

			Small Intrinsic	Blue Chip Equity
	Hodges Fund	Small Cap Fund	Value Fund	Income Fund
INVESTMENT INCOME:
Dividends and interest net of $750, $-, $-, and $961 foreign withholding tax, respectively	$417,722	$677,970	$215,317	$302,999
Other income	677	700	616	610
Total investment income	418,399	678,670	215,933	303,609

EXPENSES:
Investment advisory fees	652,526	749,181	173,614	105,060
Distribution (12b-1) fees:
Retail Class	191,920	173,196	51,063	40,408
Administration fees	50,268	55,949	21,415	15,098
Shareholder Servicing fees	43,761	74,833	29,082	7,195
Registration fees	40,345	36,792	27,274	30,390
Accounting fees	30,242	34,071	11,105	6,682
Transfer agent fees	20,819	23,318	10,382	9,546
Shareholder reports	8,302	9,135	13,944	1,087
Trustee fees and expenses	7,489	7,670	6,685	6,465
Insurance fees	6,506	10,779	5,884	5,830
Audit and tax fees	5,560	5,564	6,061	5,915
Professional fees	5,490	5,491	5,490	5,490
Custody fees	5,478	5,359	2,890	3,018
Legal fees	4,867	4,867	4,867	6,115
Interest expense - Line of Credit	596	1,962	—	41
Other expenses	23,714	15,570	12,383	5,674
Total expenses	1,097,883	1,213,737	382,139	254,014
Expenses waived/reimbursed	(191,805)	(37,430)	(118,630)	(43,932)
Net expenses	906,078	1,176,307	263,509	210,082
NET INVESTMENT INCOME/LOSS	(487,679)	(497,637)	(47,576)	93,527

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	4,431,956	5,653,677	168,950	(247,542)
Net change in unrealized appreciation (depreciation) on investments	5,879,193	(2,776,904)	580,730	1,215,862

Net realized and unrealized gain on investments	10,311,149	2,876,773	749,680	968,320

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,823,470	$2,379,136	$702,104	$1,061,847

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Hodges Fund
	Six Months Ended	Year Ended
	September 30, 2023	March 31,
	(Unaudited)	2023
NET ASSETS - BEGINNING OF YEAR/PERIOD	$150,935,481	$186,382,597

OPERATIONS
Net investment LOSS	(487,679)	(435,763)
Net realized gain from investments	4,431,956	2,297,544
Net change in unrealized appreciation (depreciation) on investments	5,879,193	(25,831,475)
Net increase (decrease) in net assets resulting from operations	9,823,470	(23,969,694)

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	—	(685,796)
Total distributions to shareholders	—	(685,796)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	5,901,175	8,346,430
Reinvestment of distributions - Retail Class	—	666,867
Redemption of shares - Retail Class*	(9,478,071)	(19,804,923)

Net decrease from capital share transactions	(3,576,896)	(10,791,626)

Total increase (decrease) in net assets	6,246,574	(35,447,116)

NET ASSETS - END OF YEAR/PERIOD	$157,182,055	$150,935,481

SHARE ACTIVITY
Retail Class:
Sold	104,130	164,324
Issued on reinvestment of distributions	—	13,359
Redeemed	(178,744)	(403,531)
Net decrease	(74,614)	(225,848)

*	Net of redemption fees of $1,254 and $2,335, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Fund
	Six Months Ended	Year Ended
	September 30, 2023	March 31,
	(Unaudited)	2023
NET ASSETS - BEGINNING OF YEAR/PERIOD	$177,544,856	$207,882,458

OPERATIONS
Net investment income/(loss)	(497,637)	31,829
Net realized gain from investments	5,653,677	10,493,744
Net change in unrealized depreciation on investments	(2,776,904)	(21,019,131)
Net increase (decrease) in net assets resulting from operations	2,379,136	(10,493,558)

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	—	(8,378,272)
Institutional Class	—	(2,211,622)
Total distributions to shareholders	—	(10,589,894)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	2,297,172	7,149,799
Sale of shares - Institutional Shares	3,283,836	6,034,690
Reinvestment of distributions - Retail Class	—	8,224,458
Reinvestment of distributions - Institutional Class	—	2,139,821
Redemption of shares - Retail Class*	(11,626,674)	(20,607,147)
Redemption of shares - Institutional Class^	(5,198,668)	(12,195,771)

Net decrease from capital share transactions	(11,244,334)	(9,254,150)

Total decrease in net assets	(8,865,198)	(30,337,602)

NET ASSETS - END OF YEAR/PERIOD	$168,679,658	$177,544,856

SHARE ACTIVITY
Retail Class:
Sold	116,097	351,720
Issued on reinvestment of distributions	—	436,542
Redeemed	(592,514)	(1,053,459)
Net decrease	(476,417)	(265,197)

Institutional Class:
Sold	152,002	281,217
Issued on reinvestment of distributions	—	106,459
Redeemed	(249,171)	(589,820)
Net decrease	(97,169)	(202,144)

*	Net of redemption fees of $6,007 and $13,806, respectively.

^	Net of redemption fees of $1,658 and $3,992, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small Intrinsic Value Fund
	Six Months Ended	Year Ended
	September 30, 2023	March 31,
	(Unaudited)	2023
NET ASSETS - BEGINNING OF YEAR/PERIOD	$38,374,072	$17,576,795

OPERATIONS
Net investment income/loss	(47,576)	180,780
Net realized gain (loss) from investments	168,950	(3,954)
Net change in unrealized appreciation (depreciation) on investments	580,730	(930,891)
Net increase (decrease) in net assets resulting from operations	702,104	(754,065)

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	—	(967,105)
Total distributions to shareholders	—	(967,105)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	4,631,866	25,275,624
Reinvestment of distributions - Retail Class	—	956,580
Redemption of shares - Retail Class*	(1,545,403)	(3,713,757)

Net increase from capital share transactions	3,086,463	22,518,447

Total increase in net assets	3,788,567	20,797,277

NET ASSETS - END OF YEAR/PERIOD	$42,162,639	$38,374,072

SHARE ACTIVITY
Retail Class:
Sold	270,672	1,489,965
Issued on reinvestment of distributions	—	58,150
Redeemed	(90,201)	(219,688)
Net increase	180,471	1,328,427

*	Net of redemption fees of $701 and $182, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip Equity Income Fund
	Six Months Ended	Year Ended
	September 30, 2023	March 31,
	(Unaudited)	2023
NET ASSETS - BEGINNING OF YEAR/PERIOD	$27,929,273	$30,140,400

OPERATIONS
Net investment income	93,527	223,110
Net realized loss from investments	(247,542)	(780,034)
Net change in unrealized appreciation (depreciation) on investments	1,215,862	(1,073,740)
Net increase (decrease) in net assets resulting from operations	1,061,847	(1,630,664)

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	(96,044)	(2,218,532)
Total distributions to shareholders	(96,044)	(2,218,532)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	8,735,738	2,542,305
Reinvestment of distributions - Retail Class	150,590	2,101,392
Redemption of shares - Retail Class*	(1,407,424)	(3,005,628)

Net increase from capital share transactions	7,478,904	1,638,069

Total increase (decrease) in net assets	8,444,707	(2,211,127)

NET ASSETS - END OF YEAR/PERIOD	$36,373,980	$27,929,273

SHARE ACTIVITY
Retail Class:
Sold	452,664	133,388
Issued on reinvestment of distributions	8,227	123,619
Redeemed	(73,755)	(165,645)
Net increase	387,136	91,362

*	Net of redemption fees of $0 and $10, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Hodges Fund - Retail Shares
	For the
	Six Months Ended
	September 30, 2023		For the years ended March 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value - Beginning of Year/Period	$51.37		$58.91	$57.39	$20.36	$37.76	$48.44
Investment operations:
Net investment income (loss)[1]	(0.17)		(0.14)	(0.46)	(0.31)	(0.19)	(0.36)
Net realized and unrealized gain (loss) on investments	3.69		(7.17)	1.98	37.34	(17.21)	(7.15)
Total from investment operations	3.52		(7.31)	1.52	37.03	(17.40)	(7.51)

Distributions to shareholders:
From net realized gain on investments	—		(0.23)	—	—	—	(3.17)
Total distributions to shareholders	—		(0.23)	—	—	—	(3.17)

Paid in capital from redemption fees[2]	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value - End of Year/Period	$54.89		$51.37	$58.91	$57.39	$20.36	$37.76

Total return	6.87	% [4]	(12.44)%	2.70%	181.74%	(46.05)%	(14.45)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.43	% [5]	1.37%	1.35%	1.40%	1.37%	1.34%
After fees waived and expenses absorbed[3]	1.18	% [5]	1.18%	1.17%	1.16%	1.18%	1.18%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.88	)% [5]	(0.48)%	(0.93)%	(1.03)%	(0.75)%	(0.97)%
After fees waived and expenses absorbed[3]	(0.63	)% [5]	(0.29)%	(0.76)%	(0.79)%	(0.56)%	(0.81)%
Portfolio turnover rate	57	% [4]	74%	96%	220%	107%	119%
Net Assets at end of year/period (millions)	$157.2		$150.9	$186.4	$210.7	$73.9	$177.4

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.15% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.18% of the Retail Class’ daily net assets. See Note 3.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Small Cap Fund - Retail Shares
	For the
	Six Months Ended
	September 30, 2023		For the years ended March 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value - Beginning of Year/Period	$19.15		$21.35	$25.28	$10.10	$18.13	$19.51
Investment operations:
Net investment income (loss)[1]	(0.06)		(0.01)	(0.15)	(0.13)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	0.32		(1.01)	0.56	15.31	(6.58)	(0.54)
Total from investment operations	0.26		(1.02)	0.41	15.18	(6.65)	(0.66)

Distributions to shareholders:
From net realized gain on investments	—		(1.18)	(4.34)	—	(1.38)	(0.72)
Total distributions to shareholders	—		(1.18)	(4.34)	—	(1.38)	(0.72)

Paid in capital from redemption fees[2]	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value - End of Year/Period	$19.41		$19.15	$21.35	$25.28	$10.10	$18.13

Total return	1.36	% [4]	(4.68)%	1.12%	150.30%	(39.59)%	(2.96)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.43	% [5]	1.40%	1.38%	1.40%	1.33%	1.29%
After fees waived and expenses absorbed[3]	1.40	% [5]	1.40%	1.36%	1.35%	1.33%	1.29%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.66	)% [5]	(0.04)%	(0.62)%	(0.83)%	(0.43)%	(0.60)%
After fees waived and expenses absorbed[3]	(0.62	)% [5]	(0.04)%	(0.60)%	(0.78)%	(0.43)%	(0.60)%
Portfolio turnover rate	33	% [4]	69%	67%	124%	81%	81%
Net Assets at end of year/period (millions)	$132.0		$139.4	$161.1	$183.2	$91.5	$354.5

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.37% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.40% of the Retail Class’ daily net assets. See Note 3.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Small Cap Fund - Institutional Shares
	For the
	Six Months Ended
	September 30, 2023		For the years ended March 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value - Beginning of Year/Period	$20.45		$22.66	$26.51	$10.56	$18.85	$20.21
Investment operations:
Net investment income/(loss)[1]	(0.04)		0.05	(0.09)	(0.09)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	0.34		(1.08)	0.58	16.04	(6.88)	(0.57)
Total from investment operations	0.30		(1.03)	0.49	15.95	(6.91)	(0.64)

Distributions to shareholders:
From net realized gain on investments	—		(1.18)	(4.34)	—	(1.38)	(0.72)
Total distributions to shareholders	—		(1.18)	(4.34)	—	(1.38)	(0.72)

Paid in capital from redemption fees[2]	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value - End of Year/Period	$20.75		$20.45	$22.66	$26.51	$10.56	$18.85

Total return	1.42	% [4]	(4.40)%	1.34%	151.14%	(39.46)%	(2.76)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.18	% [5]	1.15%	1.12%	1.15%	1.09%	1.04%
After fees waived and expenses absorbed[3]	1.14	% [5]	1.15%	1.11%	1.10%	1.09%	1.04%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.41	)% [5]	0.22%	(0.36)%	(0.58)%	(0.18)%	(0.35)%
After fees waived and expenses absorbed[3]	(0.37	)% [5]	0.22%	(0.35)%	(0.53)%	(0.18)%	(0.35)%
Portfolio turnover rate	33	% [4]	69%	67%	124%	81%	81%
Net Assets at end of year/period (millions)	$36.7		$38.1	$46.8	$53.8	$32.2	$105.0

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.12% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.15% of the Retail Class’ daily net assets. See Note 3.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Small Intrinsic Value Fund - Retail Shares
	For the
	Six Months Ended
	September 30, 2023		For the years ended March 31,
	(Unaudited)		2023	2022	2021	2020		2019
Net Asset Value - Beginning of Year/Period	$16.79		$18.37	$17.34	$6.84	$11.13		$13.65
Investment operations:
Net investment income/(loss)[1]	(0.02)		0.13	0.02	(0.06)	(0.01)		(0.08)
Net realized and unrealized gain (loss) on investments	0.33		(1.24)	2.15	10.56	(4.28)		(1.47)
Total from investment operations	0.31		(1.11)	2.17	10.50	(4.29)		(1.55)

Distributions to shareholders:
From net investment income	—		(0.11)	(0.01)	—	(0.00	) [2]	—
From net realized gain on investments	—		(0.36)	(1.13)	—	—		(0.97)
Total distributions to shareholders	—		(0.47)	(1.14)	—	(0.00	) [2]	(0.97)

Paid in capital from redemption fees[2]	0.00		0.00	0.00	0.00	0.00		0.00

Net Asset Value - End of Year/Period	$17.10		$16.79	$18.37	$17.34	$6.84		$11.13

Total return	1.85	% [3]	(5.92)%	12.56%	153.51%	(38.53)%		(10.91)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.87	% [4]	1.78%	2.05%	2.48%	2.43%		1.50%
After fees waived and expenses absorbed	1.29	% [4]	1.29%	1.29%	1.29%	1.29%		1.29%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.81	)% [4]	0.24%	(0.67)%	(1.73)%	(1.21)%		(0.78)%
After fees waived and expenses absorbed	(0.23	)% [4]	0.73%	0.09%	(0.54)%	(0.07)%		(0.57)%
Portfolio turnover rate	23	% [3]	56%	62%	136%	115%		137%
Net Assets at end of year/period (millions)	$42.2		$38.4	$17.6	$16.2	$4.0		$13.7

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Blue Chip Equity Income Fund - Retail Shares
	For the
	Six Months Ended
	September 30, 2023		For the years ended March 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value - Beginning of Year/Period	$18.01		$20.66	$19.50	$13.11	$15.83	$15.86
Investment operations:
Net investment income (loss)[1]	0.05		0.15	0.12	0.13	0.15	0.12
Net realized and unrealized gain (loss) on investments	0.76		(1.28)	3.32	7.22	(1.56)	0.65
Total from investment operations	0.81		(1.13)	3.44	7.35	(1.41)	0.77

Distributions to shareholders:
From net investment income	(0.05)		(0.15)	(0.12)	(0.12)	(0.15)	(0.12)
From net realized gain on investments	—		(1.37)	(2.16)	(0.84)	(1.16)	(0.68)
Total distributions to shareholders	(0.05)		(1.52)	(2.28)	(0.96)	(1.31)	(0.80)

Paid in capital from redemption fees	—		0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net Asset Value - End of Year/Period	$18.77		$18.01	$20.66	$19.50	$13.11	$15.83

Total return	4.52	% [3]	(4.96)%	17.59%	56.53%	(10.66)%	5.52%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.57	% [4]	1.54%	1.49%	1.64%	1.47%	1.48%
After fees waived and expenses absorbed	1.30	% [4]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.31	% [4]	0.58%	0.39%	0.37%	0.73%	0.59%
After fees waived and expenses absorbed	0.58	% [4]	0.82%	0.58%	0.71%	0.90%	0.76%
Portfolio turnover rate	23	% [3]	53%	79%	67%	51%	44%
Net Assets at end of year/period (millions)	$36.4		$27.9	$30.1	$26.1	$18.8	$24.0

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited)
September 30, 2023

1.	ORGANIZATION

Effective September 25, 2023, the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as open-end management investment companies. Prior to September 25, 2023, each Fund was a series of Professionally Managed Portfolios (the “Predecessor Funds”). The Hodges Fund commenced operations on October 9, 1992. The Hodges Fund currently offers a Retail Class of shares only. The Small Cap Fund commenced operations on December 18, 2007. The Small Cap Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on December 18, 2007 and the Institutional Class commenced operations on December 12, 2008. The Small Intrinsic Value Fund commenced operations on December 26, 2013 and offers a Retail Class of shares only. The Blue Chip Equity Income Fund commenced operations on September 10, 2009 and offers a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears its own distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Small Cap Fund, and Small Intrinsic Value Fund is long-term capital appreciation. The investment objective of the Blue Chip Equity Income Fund is to seek income and long-term capital appreciation.

The Predecessor Funds were reorganized on September 25, 2023, from a series of Professionally Managed Portfolios, a Delaware statutory trust, to a series of Northern Lights Fund Trust II (the “Survivor Funds”), also a Delaware statutory trust. As a series of Northern Lights Fund Trust II, the Funds are a continuation of the identically-named predecessor fund managed by Hodges Capital Management, Inc. (the “Advisor”) that was a series of Professionally Managed Portfolios. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager. On the date of the reorganization, shareholders who owned shares of the predecessor funds received shares and net assets of the corresponding survivor fund as follows.

	Share Class	Net Assets	Shares Received
Hodges Fund	Retail	$153,222,030	2,866,298
Small Cap Fund	Retail	129,886,052	6,819,707
Small Cap Fund	Institutional	35,890,447	1,762,300
Small Intrinsic Value Fund	Retail	41,442,184	2,454,959
Blue Chip Equity Income Fund	Retail	36,725,694	1,937,822

For financial reporting purposes, assets received, and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of each Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Funds have succeeded to the accounting and performance history of the Predecessor Funds. For financial reporting purposes, the Predecessor Funds’ financial and performance history prior to the reorganization is carried forward and reflected in the Funds’ financial statements and financial highlights. Fees and expenses associated with the reorganization were borne by Hodges Capital Management, Inc. and are not subject to recoupment.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2023

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2023

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2023 for each Fund’s assets measured at fair value:

Hodges Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$150,491,720	$—	$—	$150,491,720
Options	—	6,054,600	—	6,054,600
Total	$150,491,720	$6,054,600	$—	$156,546,320

Small Cap Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$168,489,079	$—	$—	$168,489,079
Total	$168,489,079	$—	$—	$168,489,079

Small Intrinsic Value Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$39,561,849	$—	$—	$39,561,849
Warrant	17,205	—	—	17,205
Total	$39,579,054	$—	$—	$39,579,054

Hodges Mutual Funds
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2023

Blue Chip Equity Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$35,102,170	$—	$—	$35,102,170
Total	$35,102,170	$—	$—	$35,102,170

*	See each Fund’s Schedule of Investments for classification.

The were no transfers into or out of Level 2 or Level 3 during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Hodges Fund, Small Cap Fund and Small Intrinsic Value Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Blue Chip Equity Income Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for March 31, 2020 – March 31, 2022, or expected to be taken in the Funds’ March 31, 2023 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2023

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non- income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of September 30, 2023

Hodges Fund

	Asset Derivatives as of September 30,		Liability Derivatives as of
	2023		September 30, 2023
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts: Call Options Purchased	Investments in securities, at value	$6,054,600	None	$—
Total		$6,054,600		$—

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended September 30, 2023.

Hodges Fund
	Location of Gain	Realized Gain (Loss)	Change in Unrealized
	(Loss) on Derivatives	on Derivatives	Appreciation (Depreciation)
	Recognized in	Recognized in	on Derivatives Recognized in
Derivative Instruments	Income	Income	Income
Equity Contracts: Call Options Purchased	Net Realized and Unrealized Gain (Loss) on Investments	$ 3,139,492	$ (30,185)

Hodges Mutual Funds
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2023

The notional value and contracts of the derivative instruments outstanding as of September 30, 2023 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Hodges Fund.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and 0.65% for the Blue Chip Equity Income Fund, based upon the average daily net assets of each Fund. Effective as of September 1, 2020, the Advisor has contractually agreed to lower its management fee in the Hodges Fund and Small Cap Fund from 0.85% to 0.82% until August 31, 2022 (the “Management Fee Waiver”). This contractual waiver may not be terminated without the approval of the Board. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. Effective September 1, 2022, the Management Fee Waiver was terminated. For the six months ended September 30, 2023, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to reduce its fees and pay Fund expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, Acquired Fund Fees and Expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) so that the ratio of expenses to average net assets will not exceed:

Hodges Fund	0.93%[1]
Small Cap Fund	1.15%[1]
Small Intrinsic Value Fund	1.04%
Blue Chip Equity Income Fund	1.05%

[1]	Prior to the termination of the Management Fee Waiver, these amounts were 0.90% and 1.12% for the Hodges Fund and Small Cap Fund, respectively.

Any fees waived and/or any Fund expenses absorbed (excluding any fees waived under the Management Fee Waiver) by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such period does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board’s review and approval. For the six months ended September 30, 2023, the amount of fees waived and expenses reimbursed by the Advisor are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2024	March 31, 2025	March 31, 2026
Hodges Fund	$302,379	$378,323	$285,080
Small Cap Fund	61,633	10,317	—
Small Intrinsic Value Fund	132,627	128,404	120,325
Blue Chip Equity Income Fund	80,210	54,986	63,638

Hodges Mutual Funds
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2023

The Small Cap Fund did not waive any fees during the year ended March 31, 2023 and has recouped all available fees previously waived.

For the six months ended September 30, 2023, First Dallas Securities, an affiliate of the Advisor, received $7,355, $1,900, $271, and $510 in brokerage commissions with respect to the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund for portfolio transactions, respectively.

Effective September 25, 2023, Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to September 25, 2023, Quasar Distributors, LLC was the Funds’ distributor. The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Retail Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Retail Class shares. Fees paid by the Funds to the Distributor for services for the six months ended September 30, 2023, are disclosed in the Statements of Operations.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Hodges Fund	$83,474,446	$85,783,727
Small Cap Fund	57,454,565	65,821,747
Small Intrinsic Value Fund	10,475,608	8,652,451
Blue Chip Equity Income Fund	14,108,812	7,181,907

There were no purchases or sales of U.S. Government obligations for any of the Funds for the six months ended September 30, 2023.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2023

5.	NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended March 31, 2023, and the year ended March 31, 2022, for each Fund was as follows:

Hodges Fund	March 31, 2023	March 31, 2022
Distributions paid from:
Ordinary income	$685,796	$—
Total	$685,796	$—

Small Cap Fund	March 31, 2023	March 31, 2022
Distributions paid from:
Long-term capital gain[1]	$10,589,894	$24,601,714
Ordinary income	—	13,561,868
Total	$10,589,894	$38,163,582

Small Intrinsic Value Fund	March 31, 2023	March 31, 2022
Distributions paid from:
Long-term capital gain[1]	$508,617	$760,153
Ordinary income	458,488	251,868
Total	$967,105	$1,012,021

Blue Chip Equity Income Fund	March 31, 2023	March 31, 2022
Distributions paid from:
Long-term capital gain[1]	$1,816,609	$1,765,782
Ordinary income	401,923	1,271,931
Total	$2,218,532	$3,037,713

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Mutual Funds
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2023

As of the year end March 31, 2023, the components of distributable earnings on a tax basis were as follows1:

	Hodges Fund	Small Cap Fund
Cost of Investments	$121,011,343	$118,864,603
Gross tax unrealized appreciation	42,510,508	59,665,028
Gross tax unrealized depreciation	13,084,830	4,549,832
Net unrealized appreciation	29,425,678	55,115,196
Undistributed ordinary income	—	—
Undistributed long-term capital gain	1,228,816	7,947,186
Total distributable earnings	1,228,816	7,947,186
Other accumulated gains/(losses)	(228,761)	(198,014)
Total accumulated gains	$30,425,733	$62,864,368

	Small Intrinsic	Blue Chip Equity
	Value Fund	Income Fund
Cost of Investments	$33,163,380	$18,047,661
Gross tax unrealized appreciation	6,323,304	9,238,098
Gross tax unrealized depreciation	2,480,468	63,344
Net unrealized appreciation	3,842,836	9,174,754
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated gains/(losses)	(59,363)	(780,021)
Total accumulated gains	$3,783,473	$8,394,733

1	The difference between book basis and tax basis unrealized appreciation was primarily attributable to the treatment of wash sale adjustments.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year.

As of fiscal year end March 31, 2023, the Funds deferred, on a tax basis, late year and post-October losses of:

	Late Year Losses	Post October Losses
Hodges Fund	228,761	—
Small Cap Fund	198,014	—
Small Intrinsic Value Fund	217,692	(158,328)
Blue Chip Equity Income Fund	—	—

Hodges Mutual Funds
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2023

As of fiscal year end March 31, 2023, the Funds had the following capital loss carryovers available for federal income tax purposes, which do not expire:

Capital Loss Carryovers
	Short-Term	Long-Term
Hodges Fund	—	—
Small Cap Fund	—	—
Small Intrinsic Value Fund	—	—
Blue Chip Equity Income Fund	780,021	—

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2023, were as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Hodges Fund	$121,241,449	$47,702,611	$(12,397,740)	$35,304,871
Small Cap Fund	116,150,787	59,134,644	(6,796,352)	52,338,292
Small Intrinsic Value Fund	35,155,488	6,319,341	(1,895,775)	4,423,566
Blue Chip Equity Income Fund	24,711,554	10,864,490	(473,874)	10,390,616

7.	CREDIT FACILITY

U.S. Bank N.A. is the Funds’ custodian and has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the six months ended September 30, 2023, was as follows:

	Hodges	Small Cap	Small Intrinsic	Blue Chip Equity
	Fund	Fund	Value Fund	Income Fund
Maximum available credit	$20,000,000	$30,000,000	$1,000,000	$2,000,000
Largest amount outstanding on an individual day	2,406,000	887,000	14,000	271,000
Average balance when in use	333,913	229,517	14,000	165,750
Credit facility outstanding as of September 30, 2023	—	—	—	—
Average interest rate when in use	5.97%	6.51%	6.25%	6.50%

Interest expense for the six months ended September 30, 2023, is disclosed in the Statements of Operations, if applicable.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2023

8.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Hodges Mutual Funds
Expense Examples (Unaudited)
September 30, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, and Hodges Blue Chip Equity Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 through September 30, 2023.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual
			Ending	Expenses
	Fund’s		Account	Paid
	Annualized	Beginning Account	Value	During
	Expense Ratio	Value 4/1/2023	9/30/2023	Period*
Hodges Fund - Retail Class (HDPMX)	1.18%	$1,000.00	$1,068.70	$6.10
Small Cap Fund - Retail Class (HDPSX)	1.39%	$1,000.00	$1,013.60	$7.00
Small Cap Fund - Institutional Class (HDSIX)	1.14%	$1,000.00	$1,014.20	$5.74
Small Intrinsic Value Fund - Retail Class (HDSVX)	1.29%	$1,000.00	$1,018.50	$6.51
Blue Chip Equity Income Fund - Retail Class (HDPBX)	1.30%	$1,000.00	$1,045.20	$6.65

			Hypothetical
			(5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period*
Hodges Fund - Retail Class (HDPMX)	1.18%	$1,000.00	$1,019.30	$5.76
Small Cap Fund - Retail Class (HDPSX)	1.39%	$1,000.00	$1,018.05	$7.01
Small Cap Fund - Institutional Class (HDSIX)	1.14%	$1,000.00	$1,019.30	$5.76
Small Intrinsic Value Fund - Retail Class (HDSVX)	1.29%	$1,000.00	$1,018.55	$6.51
Blue Chip Equity Income Fund - Retail Class (HDPBX)	1.30%	$1,000.00	$1,018.50	$6.56

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Hodges Mutual Funds
Approval of Investment Advisory Agreement (Unaudited)
September 30, 2023

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 25 and 26, 2023, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Hodges Investment Advisory Agreement”) between Hodges Capital Management, Inc. (“Hodges”) and the Trust, on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and Hodges Small Intrinsic Value Fund (each a “Fund” and collectively the “Funds”), each new series of the Trust formed to acquire all the assets and liabilities of the, Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and Hodges Small Intrinsic Value Fund (each a “Target Fund” and collectively the “Target Funds”), each series of Professionally Managed Portfolios and managed by Hodges.

Based on their evaluation of the information provided by Hodges, in conjunction with each Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Hodges Investment Advisory Agreement with respect to each Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Hodges Investment Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Hodges Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Hodges Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to Hodges (including due diligence questionnaires completed by Hodges, select financial information of Hodges, bibliographic information regarding Hodges’ key management and investment advisory personnel, and comparative fee information relating to each Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Hodges Investment Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Hodges Investment Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Hodges Investment Advisory Agreement. In considering the approval of the Hodges Investment Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Hodges related to the proposed approval of the Hodges Investment Advisory Agreement with respect to each of the Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of Hodges’ compliance infrastructure and the experience of its investment advisory personnel. The Board noted that Hodges was an experienced investment adviser with seasoned senior management and that the performance of each Target Fund supported the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of Hodges with respect to a series of important questions, including: whether Hodges was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Hodges’ CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under Hodges’ compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the Fund’s investment limitations and discussed Hodges’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust confirmed that Hodges’ policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Hodges’

Hodges Mutual Funds
Approval of Investment Advisory Agreement (Unaudited) (Continued)
September 30, 2023

representation that the prospectus and statement of additional information accurately describe the investment strategies of each of the Funds. The Board then reviewed the capitalization of Hodges based on financial information provided by and representations made by Hodges and its representatives and concluded that Hodges was sufficiently well-capitalized in order to meet its obligations to each of the Funds. The Board concluded that Hodges had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Hodges Investment Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by Hodges to each of the Funds were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended December 31, 2022, for each Target Fund. With respect to the Target Hodges Blue Chip Equity Income Fund, the Board noted that it out performed its peer group median, Morningstar category median and benchmark, the Russell 1000 TR USD Index, for the one year period, modestly underperformed its peer group median but outperformed the Morningstar category median and benchmark for the three year period, outperformed the Morningstar category median, but underperformed the peer group median and benchmark for the five year period, and underperformed the peer group median, Morningstar category median and benchmark for the since inception period.

The Board reviewed the performance of the Target Hodges Fund noting that it underperformed its peer group median, Morningstar category median and benchmark, the S&P 500 TR USD Index, for the one and five year periods, outperformed the peer group median, Morningstar category median and benchmark for the three year period, and matched the peer group median, but modestly underperformed the Morningstar category median and benchmark for the since inception period.

The Board reviewed the performance of the Target Hodges Small Cap Fund noting that it outperformed its peer group median, Morningstar category and benchmark, the Russell 2000 TR USD Index, for the one year, three year, five year and since inception periods.

The Board reviewed the performance of the Target Hodges Small Intrinsic Value Fund noting that it outperformed its peer group median, Morningstar category and benchmark, the Russell 2000 Val USD Index, for the one year, three year, five year and since inception periods.

After further discussion, the Board concluded that the performance of each of the Target Funds was acceptable.

Fees and Expenses. As to the costs of the services provided by Hodges, the Board reviewed and discussed each of the Fund’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Report. The Board noted that the advisory fee for Hodges Blue Chip Equity Income Fund and Hodges Small Cap Fund each matched the peer group median; for the Hodges Small Intrinsic Value Fund was slightly above the peer group median, and the Hodges Fund was the near the high end of its peer group but was not the highest in either its peer group or Morningstar category.

The Board then reviewed the contractual arrangements for each of the Funds, which stated that Hodges had agreed to waive or limit its advisory fee and/or reimburse expenses at least until September 30, 2025, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed: 1.18% of the Hodges Fund’s average annual net assets for Retail Class shares; 1.30% of Hodges Blue Chip Equity Income Fund’s average annual net assets for Retail shares; 1.15% and 1.40% of Hodges Small Cap Fund’s average annual net assets for Institutional Class and Retail Class, respectively, and 1.29% of Hodges Small Intrinsic Value Fund’s average annual net assets for Retail Class shares. The Board found such arrangements to be beneficial to shareholders. The Board concluded that based on Hodges’ experience, expertise and services to be provided to the Funds, the advisory fee charged by Hodges for each Fund, was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Hodges with respect to each of the Funds based on profitability reports and profitability analyses provided by Hodges with respect to each Fund. The Board also reviewed the selected financial information of Hodges provided by Hodges. After review and discussion, the Board concluded that the anticipated profit from Hodges’ relationship with each of the Funds was not excessive.

Hodges Mutual Funds
Approval of Investment Advisory Agreement (Unaudited) (Continued)
September 30, 2023

Economies of Scale. As to the extent to which each of the Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the Funds, and considered Hodges’ expectations for growth, and concluded that additional material economies of scale would likely not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Hodges Investment Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Hodges as the Board believed to be reasonably necessary to evaluate the terms of the Hodges Investment Advisory Agreement and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Fund that (a) the terms of the Hodges Investment Advisory Agreement are reasonable; (b) the advisory fees are not unreasonable; and (c) the Hodges Investment Advisory Agreement is in the best interests of each Fund and its respective shareholders. In considering the approval of the Hodges Investment Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Hodges Investment Advisory Agreement was in the best interests of each Fund and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Hodges Investment Advisory Agreement.

At a subsequent special meeting of the Board held on May 23, 2023, the Board adopted a modified expense limitation agreement (the “Modified Expense Limit Agreement”). The new expense limits (“New Expense Caps”) adopted in May were at the following annual rates: 0.93% of the Hodges Fund’s average daily net assets; 1.15% of Hodges Blue Chip Equity Income Fund’s average daily net assets; 1.15% of Hodges Small Cap Fund’s average daily net assets, and 1.04% of Hodges Small Intrinsic Value Fund’s average daily net assets. As the expense limits adopted at the January Board meeting (“Original Expense Caps”) were inclusive of distribution and/or shareholder servicing fees, the expense limits adopted in May were exclusive of such fees. Accordingly, the net effect of the Original Expense Caps and Modified Expense Caps are substantively identical.

SHAREHOLDER MEETING

The Board of Trustees of Professionally Managed Portfolios (the “PMP”) held a Special Meeting of the Shareholders of the Hodges Fund, Hodges Blue Chip Equity Income Fund on August 30, 2023 and as in the case of the Hodges Small Cap Fund and Hodges Small Intrinsic Value Fund on September 20, 2023, for the purpose of approving an Agreement and Plan of Reorganization, under which each of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and Hodges Small Intrinsic Value Fund (collectively, the “PMP Funds”) would be reorganized as the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and Hodges Small Intrinsic Value Fund, each a newly created series of Northern Lights Fund Trust II (collectively the “NLFT II Funds”).

At the close of business July 7, 2023, the record date for the Special Meeting of Shareholders, there were the total number of issued and outstanding shares of each Target Fund was as follows:

Target Funds	Total Shares Outstanding
Hodges Fund	2,854,718.914
Hodges Small Cap Fund Retail Class	7,000,324.951
Hodges Small Cap Fund Institutional Class	1,788,487.254
Hodges Small Intrinsic Value Fund	2,383,360.693
Hodges Blue Chip Equity Income Fund	1,549,413.618

Hodges Mutual Funds
Approval of Investment Advisory Agreement (Unaudited) (Continued)
September 30, 2023

Accordingly, shares represented in person and by proxy at the Special Meeting held on August 30, 2023 for the Hodges Fund and Hodges Blue Chip Equity Income Fund equaled 50.22% and 55.80%, respectively, of the outstanding shares of the respective Fund. Shares represented in person and by proxy at the Special Meeting held on September 20, 2023 for the Hodges Small Cap Fund and Hodges Small Intrinsic Value Fund equaled 50.77% and 51.18%, respectively, of the outstanding shares of the respective Fund Therefore, a quorum was present for the Funds.

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

Hodges Fund
For Approval: 1,375,422 shares voted
Against Approval: 28.026 shares voted
Abstained: 30,278 shares voted

Hodges Blue Chip Equity Income Fund
For Approval: 851,067 shares voted
Against Approval: 10,531 shares voted
Abstained: 2,946 shares voted

Hodges Small Cap Fund
For Approval: 3,620,189 shares voted
Against Approval: 119,506 shares voted
Abstained: 722,625 shares voted

Hodges Small Intrinsic Value Fund
For Approval: 1,113,225 shares voted
Against Approval: 3,304 shares voted
Abstained: 103,354 shares voted

Hodges Mutual Funds

Information About Proxy Voting (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Information About Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (866) 811-0224.

Information About Householding (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 811-0224. We will begin sending you individual copies thirty days after receiving your request. This policy does not apply to account statements.

Information About The Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesfunds.com.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Semi-Annual Report | September 30, 2023

Fund	Retail Class Shares	Institutional Class Shares
Hodges Fund
Ticker Symbol	HDPMX	N/A
CUSIP	664925104	N/A
Small Cap Fund
Ticker Symbol	HDPSX	HDSIX
CUSIP	664925203	664925302
Small Intrinsic Value Fund
Ticker Symbol	HDSVX	N/A
CUSIP	664925500	N/A
Blue Chip Equity Income Fund
Ticker Symbol	HDPBX	N/A
CUSIP	664925401	N/A

HODGES MUTUAL FUNDS
www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR
Hodges Capital Management, Inc.
2905 Maple Avenue, Dallas, Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN
U.S Bank N.A.
1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT, AND FUND ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street, Omaha, Nebraska 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller, & Baker LLP
50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
Alston & Bird LLP
950 F Street NW, Washington DC 20004

Hodges-SAR-23

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/7/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/7/23

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/ Treasurer

Date 12/7/23